Investment Strategy	Feb. 02, 2026
Cantor Fitzgerald Equity Dividend Plus Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective by investing in a diversified portfolio comprised primarily of above-average dividend- yielding, undervalued equity securities with capital appreciation and dividend growth potential. Above-average dividend yield means the dividend yield is 25% greater than the market as measured by the S&P 500 Index at the time of initial purchase. In identifying companies with dividend growth potential, the Advisor focuses on finding companies with secure and growing dividends. Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities of companies that have announced dividend paying programs at the time such companies’ equity securities are purchased. The Fund’s equity securities primarily include common stocks, but may also include covered call options. The Fund seeks to make quarterly distributions of dividends and income to shareholders.

The Advisor seeks to acquire equity securities of companies which, in its judgment, possess attractive valuation characteristics, the capability for above-average dividend yield and the potential to increase dividends over time. The Fund invests in a variety of major market sectors in an attempt to control risk through diversification. The Fund also seeks to enhance, or generate, additional portfolio income by selectively writing, or selling, covered call options on a target range of between 15-30% of the Fund’s net assets. The Fund writes options only for income generation and hedging purposes and not for speculation. The aggregate value of the equity securities on which the options are written will normally not exceed 30% of the Fund’s net assets, but may increase to 50% of net assets when, in the Advisor’s opinion, such investments would be advantageous to the Fund.

While portfolio securities are generally acquired for the long-term, the Fund may sell holdings when the dividend yield falls below the Advisor’s yield objective, or the dividend outlook deteriorates such as when the fundamentals of a company’s business (i.e., earnings, cash flows or debt levels) have worsened). The Advisor may also sell holdings if the anticipated price appreciation has been achieved or if the fundamentals of the company’s business, general market conditions have changed, in the Advisor’s opinion, enough that they are no longer attractive, or when the Advisor’s selection process described above identifies alternative investments that it believes offer more attractive dividend yield and/or price appreciation.

Equity Securities. The Fund will invest primarily in companies with market capitalizations of $1.5 billion or more.

Covered Call Options. When the Advisor believes that individual equity securities held by the Fund are approaching the top of the Advisor’s growth and price expectations, covered call options may be written (sold) against such securities and the Fund will receive a cash premium in return. The Advisor’s growth and price expectations for the equity securities held by the Fund are based on the Advisor’s analysis of factors such as revenue growth, profit margin potential, profitability, financial flexibility, free cash flow, competitive position, and management track record for each security. The Fund writes options only for income generation and hedging purposes and not for speculation.

Distributions. The Fund’s distribution policy is to make quarterly distributions to shareholders. The Fund may pay distributions in significant part from sources that may not be available in the future and that are unrelated to the Fund’s performance, such as a return of capital. Return of capital distributions are taken from the amount invested in the Fund by a shareholder, not from the Fund’s performance. All or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit.

Cantor Fitzgerald Large Cap Focused Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in large cap equity securities. The Fund’s sub-adviser, Smith Group Asset Management, LLC (the “Sub-Advisor”), considers large cap equity securities to be those of issuers with a capitalization of at least $10 billion. Under the general supervision of the Advisor, the Fund invests in a portfolio of approximately 35-45 common stocks that the Fund’s Sub-Advisor believes offers the best potential for earnings growth with the lowest risk of negative earnings surprises.

The Sub-Advisor employs quantitative and qualitative analysis to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations.

Beginning with a universe of the largest approximately 1,000 U.S. based companies by market capitalization, which include large, mid, and small capitalization companies, the Sub-Advisor’s investment team uses screens primarily based on earnings growth potential, valuation, financials, and earnings quality factors to narrow the candidate universe. The Sub-Advisor’s earnings quality screen is intended to assess the sustainability of a company’s growth, which the Sub-Advisor believes will allow for a company to experience an extended period of improving earnings growth. In assessing the sustainability of a company’s growth, the Sub-Advisor includes an analysis of the company’s financial condition including the relationship of operating cash flow to reported net income; balance sheet accruals, which includes an assessment of the individual components of working capital in addition to select operating asset/liability accounts; asset utilization; and returns on capital. Through this analysis, the Sub-Advisor is seeking to invest in companies with improving returns that, over time, will be converted to higher growth rates. The Fund will generally invest primarily in US companies.

Stocks that pass the initial screens are then evaluated using a proprietary methodology and fundamental analysis to produce a list of 80 - 100 eligible companies that the Sub-Advisor believes have a high probability of earnings growth that exceeds investor expectations. The analysis includes an evaluation of changes in earnings expectations for the company and evaluation of earnings quality. The Sub-Advisor then constructs the Fund’s portfolio based on a traditional fundamental analysis of the companies identified on the list to understand their business prospects, earnings potential, strength of management and competitive positioning.

Stocks may be sold if they exhibit negative investment or performance characteristics, including: a negative earnings forecast or report, valuation concerns, deterioration of financial and earnings quality or announcement of a buyout. Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the information technology sector.

Cantor Fitzgerald International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity securities. Under the general supervision of the Advisor, the Fund invests in a portfolio of approximately 35-45 equity and equity-related securities (common stock, ADRs, and GDRs) of large and midcap companies that the Fund’s sub-advisor, Smith Group Asset Management, LLC (the “Sub-Advisor”), believes offers the best potential for unexpected earnings growth. Under normal circumstances, the Fund will primarily invest its net assets in equity and equity-related securities of companies located in at least ten countries outside the U.S., including in emerging market countries.

The Sub-Advisor believes that companies that can sustainably grow earnings (as more fully described below) faster than expected should outperform over the long run. The Sub-Advisor believes that the most attractive earnings a company can generate are (1) above investor expectations over an extended time period, (2) supported by strong earnings quality (as more fully described below), and (3) not yet recognized by investors and, thus, reasonably valued.

The Sub-Advisor employs quantitative and qualitative analysis to identify high quality, reasonably valued companies that it believes have the ability to exceed investor expectations for earnings growth.

The starting selection universe for the Fund is generally the MSCI All-Country World Index ex-United States. The Sub-Advisor’s investment team uses screens primarily based on earnings growth potential, earnings quality factors, valuation metrics, and liquidity to narrow the candidate universe. The Sub-Advisor’s earnings quality screen is intended to assess the sustainability of a company’s growth (with a goal of identifying companies likely to grow at a faster than expected rate for at least the next two years), which the Sub-Advisor believes will allow for a company to experience an extended period of earnings growth in excess of market expectations. In assessing a company’s earnings quality, the Sub-Advisor includes an analysis of the company’s financial condition including the relationship of operating cash flow to reported net income; balance sheet accruals, which includes an assessment of the individual components of working capital in addition to select operating asset/liability accounts; asset utilization; and returns on capital.

Stocks that pass the initial screens are then ranked using a proprietary methodology to produce a list of approximately 100 candidates that the Sub-Advisor believes have a high probability of achieving earnings growth above the expectations of analysts of the equity markets. The analysis includes an evaluation of changes in earnings expectations, an evaluation of earnings quality, and an evaluation of the reasonableness of the current valuation.

The Sub-Advisor then performs traditional fundamental analysis of the companies ranked highly by the Sub-Advisor’s proprietary methodology described above to verify the attractiveness of the company, including understanding sources and catalysts for growth, competitive positioning, and financial strength.

The Sub-Advisor uses the bottom-up selection process described above to identify the most attractive candidates for inclusion in the portfolio. The Sub-Adviser seeks to control risk for the Fund by forming a portfolio that generally does not maintain a significant bias (generally defined as plus or minus 10% relative to the Fund’s benchmark, the MSCI All-Country World Index ex-United States) for or against a particular geographic region or economic sector relative to its benchmark. As of September 30, 2025, the benchmark, and, therefore, the Fund has the largest absolute weights in the Financials, Information Technology, and Industrials sectors. The Fund is primarily concerned with selecting outperforming stocks rather than outperforming regions/sectors. In addition to controlling region and sector exposure, the Sub-Advisor also seeks to limit overall market risk for the Fund, by generally remaining within a target range of variance on beta relative to beta for the benchmark. Beta is a measure of a stock’s historical volatility in comparison with that of a market index. Stocks with a beta above 1 tend to be more volatile than their index, while stocks with lower betas tend to be less volatile.

Stocks may be sold if they exhibit negative investment or performance characteristics, including: a deterioration in the company’s potential for unexpected growth, a deterioration in earnings quality, a valuation that is no longer compelling, or a corporate action such as a buyout.

Cantor Fitzgerald High Income Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in income-producing securities. Such securities may be rated at any level by nationally recognized statistical rating organizations, or they may be unrated. The Fund’s portfolio will typically include a high proportion, up to 100%, of high-yield/high-risk securities rated below investment grade. Such securities are sometimes called “junk bonds.” Junk bonds are considered speculative investments.

The bonds the Fund purchases can be of any maturity, but the average effective weighted maturity of the Fund’s portfolio will normally be within one year of the average maturity of the Bloomberg US Corporate High Yield Total Return Index Value Unhedged. The average maturity of the Index as of December 31, 2025 was 4.76 years. Maturity is the length of time during which the owner of the bond will receive interest payments on the investment. The Sub-Advisor may vary the composition of the Fund’s portfolio to adjust the weighted-average effective maturity, duration, yield curve positioning and overall credit quality rating of the portfolio to reflect its analysis of interest rate trends. Thus, the Sub-Advisor may attempt to shorten the Fund’s weighted-average effective maturity and duration when the Sub-Advisor expects interest rates to rise and to lengthen it when it expects interest rates to fall.

In addition to considering economic factors such as the effect of interest rates on the Fund’s investments, the Fund’s sub-adviser, Smith Group Asset Management, LLC (the “Sub-Advisor”), applies a “bottom up” approach in choosing investments. The Sub-Advisor considers the individual characteristics of each potential investment in an income-producing security to determine if it is an attractive investment opportunity and consistent with the Fund’s investment policies. The Sub-Advisor also employs a relative value analysis (analysis based upon valuations of investments with similar ratings and duration) and fundamental credit research (examining published financial results for improving balance sheets, improving cash flow or interest coverage, improving and/or unexpected earnings growth and management quality) on potential investments in an effort to identify companies with attractive characteristics and/or strong business models (the Sub-Advisor believes strong business models include such things as brand awareness, intellectual property, market position, or having resources others do not). The Sub-Advisor will consider selling a position if: (1) a position becomes a disproportionately large portion of the Fund’s portfolio (more than about 5%); (2) using the same relative value analysis described above, the Sub-Advisor believes it is overpriced; (3) company becomes less attractive using the same relative value analysis described above due to weakening projections for the company’s future performance; or (4) external factors such as market shifts or regulatory changes make the security no longer attractive using the same relative value analysis described above. The Sub-Advisor’s buy and sell decisions typically result in a portfolio turnover rate of 30% to 50% under normal circumstances and a portfolio of 50 to 80 positions.

Within the parameters of the Fund’s specific investment policies, the Fund may invest without limit in foreign debt, including debt of emerging markets issuers. The Fund may also invest in subordinated securities and may hold cash or other short-term investments.

Cantor Fitzgerald Equity Opportunity Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund invests primarily in equity securities of U.S. issuers. The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities. In addition to common stocks, exchange traded funds that invest primarily in equity securities, warrants, convertible bonds and preferred stock are considered equity securities for purposes of the Fund’s 80% policy.

The Fund’s investment strategy focuses on factors specific to each investment, including: internal changes to the company or external changes in the company’s environment that drive improving balance sheet, cash flow, or earnings growth; hidden or unappreciated value (unexpected earnings growth potential where the Sub-Advisor believes the company can report results ahead of the consensus of analysts’ expectations); management quality; and a strong business model (in the Sub-Advisor’s opinion, solid earnings quality indicating sustainability to the company’s growth). The Fund invests in equity securities that can be characterized as “growth” (companies with an above average earnings growth rate) or “value” (companies with a below average price-to-earnings ratio), as both kinds of companies may have characteristics that make the investment attractive. The Fund invests in a range of stock market capitalizations that could include small-cap, mid-cap, and large cap and expects to hold between 35 and 60 positions. Companies favored in the research process are those viewed to be fiscally responsible and demonstrating management alignment with shareholder value, qualities that have the potential to deliver benefits to investors. Fiscally responsible companies typically exhibit solid operating cash flow generation relative to reported net income, lower than average debt-to-capital ratio, and an ability to generate high return on assets. Company managements that demonstrate alignment with shareholder interests will typically redeploy cash when an investment will improve overall returns, or otherwise return capital to shareholders in the form of dividends.

The Fund can invest in securities of any market capitalization, but the investment process typically finds more opportunities in smaller companies. Thus, the Fund will have a majority of holdings in the small- and mid-capitalization space of the market.

The Fund may invest up to 15% of its net assets in foreign securities.

The Fund may also hold cash or other short-term investments.